REVENUE AND OTHER OPERATING INCOME - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	May 31, 2023	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Proceeds from sale of vessels			$ 142,740	$ 80,000
Gain on sale of vessels			21,959	4,618
Gain on pool arrangements			1,283	248
Gain on settlement of claim			397	1,202
Insurance claim
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gain on settlement of claim			400	$ 1,200
Front Eminence
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gross proceeds from sale of vessels		$ 61,000
Gain on sale of vessels			9,900
Front Balder
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gross proceeds from sale of vessels		$ 39,500
Gain on sale of vessels			2,800
Front Eminence and Front Balder
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Proceeds from sale of vessels			63,600
Front Njord
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gross proceeds from sale of vessels	$ 44,500
Proceeds from sale of vessels			28,200
Gain on sale of vessels			$ 9,300